Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consist of the following:

	As of December 31,
	2023	2024
	USD	USD
Accounts receivable associated with prepaid payment network services	$478,880	$482,238
Less: Allowance for credit losses	(194,252)	(430,348)
Accounts receivable, net	$284,628	$51,890

Schedule of Allowance for Credit Losses	Allowance for credit losses of accounts movement:
	As of December 31,
	2023	2024
Beginning balance	$59,444	$194,252
Additions	134,808	236,096
Ending balance	$194,252	$430,348